Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 19,087	$ 131,730
Derivative instruments	78,694	40,312
Derivative instruments	25,266	13,927
Current
Derivative instruments	6,154	52,944
Asset retirement obligations	54,504	53,588
Derivative instruments	52,872	86,036
Long-term debt	1,243,397	963,456
Lease obligations	49,340	54,991
Asset retirement obligations	905,232	1,171,130
Shareholders' Equity
Shareholders' capital	3,871,914	3,918,898
Contributed surplus	46,469	45,225
Accumulated other comprehensive income	283,763	135,847
Deficit	(1,980,285)	(1,288,981)
Total shareholders' equity	2,221,861	2,810,989
Discontinued operations
Current
Exploration and evaluation assets	63,528
Capital assets	533,775
Total assets		1,052,007
Current
Derivative instruments	11,047
Lease obligations	2,172
Asset retirement obligations	111,364
Continuing and discontinued operations
Current
Cash and cash equivalents	19,087	131,730
Accounts receivable	261,532	298,493
Income taxes receivable	11,953	0
Crude oil inventory	46,621	40,694
Derivative instruments	78,694	40,312
Prepaid expenses	49,399	71,097
Total current assets	467,286	582,326
Derivative instruments	25,266	13,927
Investments		78,862
Investments	43,885
Deferred taxes	19,002	197,714
Exploration and evaluation assets	284,266	224,286
Capital assets	4,504,515	5,018,461
Total assets	5,344,220	6,115,576
Current
Accounts payable and accrued liabilities	470,765	425,410
Dividends payable	0	18,521
Derivative instruments	6,154	52,944
Income taxes payable	23,124	113,715
Asset retirement obligations	54,504	53,588
Total current liabilities	554,547	664,178
Derivative instruments	52,872	86,036
Long-term debt	1,243,397	963,456
Lease obligations	49,340	54,991
Asset retirement obligations	905,232	1,171,130
Deferred taxes	316,971	364,796
Total liabilities	3,122,359	3,304,587
Shareholders' Equity
Shareholders' capital	3,871,914	3,918,898
Contributed surplus	46,469	45,225
Accumulated other comprehensive income	283,763	135,847
Deficit	(1,980,285)	(1,288,981)
Total shareholders' equity	2,221,861	2,810,989
Total liabilities and shareholders' equity	$ 5,344,220	$ 6,115,576